INTANGIBLE ASSETS, NET - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Apr. 30, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)
INTANGIBLE ASSETS, NET
Amortization expenses	¥ 482,072		¥ 501,522	¥ 469,903
Impairment loss of intangible assets	¥ 1,058,686	$ 145,039
JD Investment
INTANGIBLE ASSETS, NET
Intangible asset					¥ 249,000	¥ 1,605,839	$ 254,000
Term of years					3 years	5 years	5 years